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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [_]; Amendment Number: ________

   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM BIOEQUITIES ADVISER LLC
Address: 601 Gateway Boulevard, Suite 360
         South San Francisco, CA 94080

Form 13F File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT W LIPTAK
Title:  Chief Financial Officer
Phone:  617-425-9216

Signature, Place, and Date of Signing:

Robert W Liptak             South San Francisco, CA                      5/13/02
------------------          -----------------------                      -------
   [Signature]                    [City, State]                           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for thi reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -------------------   ----------------------------------------------
     [Repeat as necessary.]

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      Form 13F Information Table

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
                                                                                                                    VOTING AUTHORITY
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                                                                                         PUT/CALL
                                                             VALUE    SHARES/PRN         INVSTMT     OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     x($1000)     AMT     SH/PRN  DISCRETN   MANAGERS   SOLE   SHARED   NONE
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
ABGENIX INC COM STK              COMMON STOCK   00339B107      8491     449500     SH        SOLE              449500      0      0
ADOLOR CORP COM                  COMMON STOCK   00724X102       750      67300     SH        SOLE               67300      0      0
ALEXION PHARMACEUTICALS INC      COMMON STOCK   015351109      4023     171100     SH        SOLE              171100      0      0
ALTEON INC COM                   COMMON STOCK   02144G107      5810    1660000     SH        SOLE             1660000      0      0
AMGEN INC USD.0001 COM           COMMON STOCK   031162100     12199     204400     SH        SOLE              204400      0      0
APPLERA CORPORATION CELERA GEN   COMMON STOCK   038020202      8748     425700     SH        SOLE              425700      0      0
ARRAY BIOPHARMA                  COMMON STOCK   04269X105      5704     440500     SH        SOLE              440500      0      0
BIOGEN INC Com                   COMMON STOCK   090597105     10303     210000     SH        SOLE              210000      0      0
CELGENE CORPORATION COM          COMMON STOCK   151020104      7972     322100     SH        SOLE              322100      0      0
CIMA LABS INC                    COMMON STOCK   171796105      8387     314700     SH        SOLE              314700      0      0
CUBIST PHARMACEUTICALS INC       COMMON STOCK   229678107      3458     187100     SH        SOLE              187100      0      0
CYBERONICS INC COM               COMMON STOCK   23251P102      4207     263100     SH        SOLE              263100      0      0
ENZON INC COM                    COMMON STOCK   293904108      8318     187800     SH        SOLE              187800      0      0
GENAISSANCE PH                   COMMON STOCK   36867W105       206      69500     SH        SOLE               69500      0      0
GENENTECH INC COM STK            COMMON STOCK   368710406      9313     184600     SH        SOLE              184600      0      0
HARVARD BIOSCI                   COMMON STOCK   416906105      2889     328700     SH        SOLE              328700      0      0
IMMUNEX CORP NEW COM             COMMON STOCK   452528102      8500     280900     SH        SOLE              280900      0      0
INSPIRE PHARMA COM STK           COMMON STOCK   457733103       465     231300     SH        SOLE              231300      0      0
INTRABIOTICS COM STK             COMMON STOCK   46116T100      1999     571000     SH        SOLE              571000      0      0
ISTA PHARMA INC COM              COMMON STOCK   45031X105       233     253200     SH        SOLE              253200      0      0
KING PHARMACEUTICALS  INC COM    COMMON STOCK   495582108      8185     233800     SH        SOLE              233800      0      0
LEXICON GENETIC                  COMMON STOCK   528872104      2839     300400     SH        SOLE              300400      0      0
LIGAND PHARMACEUTICALS INC       COMMON STOCK   53220K207      4070     206400     SH        SOLE              206400      0      0
MGI PHARMACEUTICALS INC          COMMON STOCK   552880106      5071     368500     SH        SOLE              368500      0      0
MILLENNIUM PHARMACEUTICALS INC   COMMON STOCK   599902103      6270     281061     SH        SOLE              281061      0      0
PROTEIN DESIGN LABS INC          COMMON STOCK   74369L103      6261     365500     SH        SOLE              365500      0      0
SEPRACOR INC COM                 COMMON STOCK   817315104      6247     322000     SH        SOLE              322000      0      0
SERONO SA -ADR                   ADRS STOCKS    81752M101      8371     373700     SH        SOLE              373700      0      0
VICAL INC COM                    COMMON STOCK   925602104      4575     494600     SH        SOLE              494600      0      0
VISIBLE GENETICS COM             COMMON STOCK   92829S104      9581    1402737     SH        SOLE             1402737      0      0
XOMA LTD                         COMMON STOCK   G9825R107      8191     953600     SH        SOLE              953600      0      0
ZYMOGENETICS INC Com             COMMON STOCK   98985T109      6266     555000     SH        SOLE              555000      0      0

S REPORT SUMMARY                32 Data Records              187901             0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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